Segment information and information by geographical area (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Reportable segments
Number of general departments | item	2
Sales from operations	€ 76,575	€ 43,987	€ 69,881
Operating profit	12,341	(3,275)	6,432
Net provisions for contingencies	(707)	(349)	(858)
Depreciation and amortization	(7,063)	(7,304)	(8,106)
Impairments of tangible and intangible assets and right-of-use assets	(1,723)	(3,855)	(2,570)
Reversals of tangible and intangible assets	1,556	672	382
Write-off of tangible and intangible assets	(387)	(329)	(300)
Share of profit (loss) from equity-accounted investments	(1,091)	(1,733)	(88)
Assets	137,765	109,648
Equity-accounted investments	5,887	6,749	9,035
Liabilities	93,246	72,155
Capital expenditure in tangible and intangible assets	5,234	4,644	8,360
Allocated amounts
Reportable segments
Assets	94,292	79,604	91,795
Liabilities	40,989	32,405	36,401
Elimination of intersegment amounts
Reportable segments
Operating profit	(208)	33	(120)
Net provisions for contingencies	(23)	(45)	51
Depreciation and amortization	33	32	32
Assets	(591)	(402)	(492)
Liabilities	(49)	(83)	(141)
Capital expenditure in tangible and intangible assets	(4)	(10)	(14)
Unallocated amounts
Reportable segments
Assets	43,473	30,044	31,645
Liabilities	52,257	39,750	39,139
Exploration & Production
Reportable segments
Sales from operations	8,846	6,359	10,499
Exploration & Production | Operating segments
Reportable segments
Sales from operations	21,742	13,590	23,572
Operating profit	10,066	(610)	7,417
Net provisions for contingencies	(221)	(98)	(97)
Depreciation and amortization	(5,976)	(6,273)	(7,060)
Impairments of tangible and intangible assets and right-of-use assets	(194)	(2,170)	(1,347)
Reversals of tangible and intangible assets	1,438	282	130
Write-off of tangible and intangible assets	(384)	(322)	(292)
Share of profit (loss) from equity-accounted investments	8	(980)	7
Assets	61,753	59,439	68,915
Equity-accounted investments	2,639	2,680	4,108
Liabilities	17,046	17,501	20,164
Capital expenditure in tangible and intangible assets	3,861	3,472	6,980
Exploration & Production | Elimination of intersegment amounts
Reportable segments
Sales from operations	(12,896)	(7,231)	(13,073)
Global Gas & LNG Portfolio
Reportable segments
Sales from operations	16,973	5,362	9,230
Global Gas & LNG Portfolio | Operating segments
Reportable segments
Sales from operations	20,843	7,051	11,779
Operating profit	899	(332)	431
Net provisions for contingencies	(139)	(64)	(234)
Depreciation and amortization	(174)	(125)	(124)
Impairments of tangible and intangible assets and right-of-use assets	(28)	(2)
Reversals of tangible and intangible assets	2		5
Share of profit (loss) from equity-accounted investments		(15)	(21)
Assets	10,022	4,020	4,092
Equity-accounted investments	17	259	346
Liabilities	10,072	3,785	3,836
Capital expenditure in tangible and intangible assets	19	11	15
Global Gas & LNG Portfolio | Elimination of intersegment amounts
Reportable segments
Sales from operations	(3,870)	(1,689)	(2,549)
Refining & Marketing and Chemical
Reportable segments
Sales from operations	40,051	24,937	41,976
Refining & Marketing and Chemical | Operating segments
Reportable segments
Sales from operations	40,374	25,340	42,360
Operating profit	45	(2,463)	(682)
Net provisions for contingencies	(137)	(118)	(276)
Depreciation and amortization	(512)	(575)	(620)
Impairments of tangible and intangible assets and right-of-use assets	(1,342)	(1,605)	(1,127)
Reversals of tangible and intangible assets		334	205
Write-off of tangible and intangible assets	(2)		(6)
Share of profit (loss) from equity-accounted investments	(333)	(363)	(63)
Assets	13,326	10,716	13,569
Equity-accounted investments	2,366	2,605	3,107
Liabilities	6,796	5,460	6,272
Capital expenditure in tangible and intangible assets	728	771	933
Refining & Marketing and Chemical | Elimination of intersegment amounts
Reportable segments
Sales from operations	(323)	(403)	(384)
Plenitude & Power
Reportable segments
Sales from operations	10,517	7,135	7,972
Plenitude & Power | Operating segments
Reportable segments
Sales from operations	11,187	7,536	8,448
Operating profit	2,355	660	74
Net provisions for contingencies	(1)	2	5
Depreciation and amortization	(286)	(217)	(190)
Impairments of tangible and intangible assets and right-of-use assets	(132)	(56)	(83)
Reversals of tangible and intangible assets	112	55	41
Write-off of tangible and intangible assets	(1)	(7)	(1)
Share of profit (loss) from equity-accounted investments		6	10
Assets	8,343	4,387	4,068
Equity-accounted investments	667	217	141
Liabilities	3,786	2,426	2,380
Capital expenditure in tangible and intangible assets	443	293	357
Plenitude & Power | Elimination of intersegment amounts
Reportable segments
Sales from operations	(670)	(401)	(476)
Corporate and Other activities
Reportable segments
Sales from operations	188	194	204
Corporate and Other activities | Operating segments
Reportable segments
Sales from operations	1,698	1,559	1,676
Operating profit	(816)	(563)	(688)
Net provisions for contingencies	(186)	(26)	(307)
Depreciation and amortization	(148)	(146)	(144)
Impairments of tangible and intangible assets and right-of-use assets	(27)	(22)	(13)
Reversals of tangible and intangible assets	4	1	1
Write-off of tangible and intangible assets			(1)
Share of profit (loss) from equity-accounted investments	(766)	(381)	(21)
Assets	1,439	1,444	1,643
Equity-accounted investments	198	988	1,333
Liabilities	3,338	3,316	3,890
Capital expenditure in tangible and intangible assets	187	107	89
Corporate and Other activities | Elimination of intersegment amounts
Reportable segments
Sales from operations	€ (1,510)	€ (1,365)	€ (1,472)